Net Gain From Measurement Of Financial Instruments At Fair Value (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Net gain from Measurement of Financial Instruments at Fair Value through Profit or Loss

Composition	12/31/2021	12/31/2020	12/31/2019
For measurement of financial liabilities at fair value through profit or loss
Gain from government securities	16,914,637	15,210,215	3,879,781
Gain from private securities	1,242,871	1,279,712	1,710,968
(Loss) / Gain from derivative financial instruments
Forward transactions		114,640	3,096,621
Put options	(1,045,763)	629,470	1,161,480
(Loss) / Gain from other financial assets	(9,785)	4,014	371,853
(Loss) / Gain from equity instruments at fair value through profit or loss	(1,038,511)	3,809,140	6,838,401
Gain / (Loss) from sales or derecognition of financial assets at fair value	714,877	52,479	(757,773)
For measurement of financial liabilities at fair value through profit or loss
Loss from derivative financial instruments
Forwards transactions	(93,665)

Total	16,684,661	21,099,670	16,301,331